SEC Registration Nos.

Nos. 811-06563 and 33-45829

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 41 XX

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT ACT OF 1940

Amendment No.41 XX

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on October 29, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of the Post-Effective Amendment No. 40 to this Registration Statement, as filed on October 26, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 19th day of November 2012.

CALVERT WORLD VALUES FUND, INC.

BY:
**
Barbara Krumsiek President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 19th day of November 2012, by the following persons in the capacities indicated.

Signature	Title

**	DIRECTOR
D. WAYNE SILBY

**	DIRECTOR
JOHN G. GUFFEY, JR.

**	PRESIDENT AND DIRECTOR
BARBARA J. KRUMSIEK

**	TREASURER (PRINCIPAL ACCOUNTING OFFICER)
RONALD M. WOLFSHEIMER

**	DIRECTOR
REBECCA L. ADAMSON

**	DIRECTOR
RICHARD L. BAIRD, JR

**	DIRECTOR
JOY V. JONES

**	DIRECTOR
TERRENCE J. MOLLNER

**	DIRECTOR
SYDNEY A. MORRIS

**	DIRECTOR
MILES D. HARPER, III

**By:	/s/ Lancelot A. King
Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 35, January 30, 2012, accession number 884110-12-000002.

Calvert World Values Fund, Inc.

Post-Effective Amendment No. 41

Registration No. 033-45829

EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

XBRL Taxonomy Extension Calculation Linkbase	Ex-101.cal